Investment properties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment properties

14.  Investment properties

	31 December	31 December
	2020	2019
Cost Opening balance	46,283	145,759
Addition	—	987
Disposal	(15,985)	—
Transfer to property, plant and equipment	6,781	(100,463)
Closing balance	37,079	46,283
Accumulated depreciation
Opening balance	(30,000)	(130,334)
Transfer to property, plant and equipment	(5,528)	103,262
Depreciation and impairment charges during the year	(697)	(2,928)
Disposal	12,821	—
Closing balance	(23,404)	(30,000)

Net book amount	13,675	16,283

Determination of the fair values of the Group’s investment properties

The Group engages qualified external experts, authorized by the Capital Markets Board of Turkey, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: income capitalization approach and market approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

Rent income from investment properties during the year ended 31 December 2020 is TL 5,855 (31 December 2019: TL 4,078 and 31 December 2018: TL 3,092). There is TL 294 direct operating expense for investment properties during the year ended 31 December 2020 (31 December 2019: TL 522 and 31 December 2018: None).

The Group’s investment properties and their fair values at 31 December 2020 and 2019 are as follows:

31 December 2020	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	22,340	Income capitalization approach
Investment properties in Ankara	—	15,160	—	Market approach
Investment properties in Aydin	—	2,515	—	Market approach
	—	17,675	22,340

31 December 2019	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	21,520	Income capitalization approach
Investment properties in Ankara	—	14,400	—	Market approach
Investment properties in Istanbul	—	14,585	—	Market approach
	—	28,985	21,520

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering current market conditions will cause a significant increase/(decrease) in the fair value.

In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.